UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-06367

                                         Gabelli Equity Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Equity Income Fund

Third Quarter Report — June 30, 2013

Morningstar® rated The Gabelli Equity Income Fund Class AAA Shares 4 stars overall,
3 stars for the three year period, 4 stars for the five year period, and 5 stars for the ten year period ended June 30, 2013 among 1,381, 1,381, 1,254, and 774 Large Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

Mario J. Gabelli, CFA Portfolio Manager

To Our Shareholders,

For the quarter ended June 30, 2013, the net asset value (“NAV”) per Class AAA Share of The Gabelli Equity Income Fund increased 1.5% compared with an increase of 2.9% for the Standard & Poor’s (“S&P”) 500 Index. See below for additional performance information.

Enclosed is the schedule of investments as of June 30, 2013.

Comparative Results

Average Annual Returns through June 30, 2013 (a)(b) (Unaudited)					Since Inception
	Quarter	1 Year	5 Year	10 Year	(01/02/92)
Class AAA (GABEX)	1.53%	21.17%	7.38%	8.70%	10.27%
S&P 500 Index	2.91	20.60	7.01	7.30	8.64(e)
Nasdaq Composite Index	4.52	17.87	9.47	8.83	8.52(e)
Lipper Equity Income Fund Average	2.53	20.52	6.59	7.30	8.11
Class A (GCAEX)	1.54	21.20	7.39	8.69	10.26
With sales charge (c)	(4.30)	14.23	6.12	8.05	9.96
Class C (GCCEX)	1.36	20.32	6.59	7.94	9.91
With contingent deferred sales charge (d)	0.36	19.32	6.59	7.94	9.91
Class I (GCIEX)	1.63	21.51	7.68	8.86	10.34

In the current prospectus dated January 28, 2013, the expense ratios for Class AAA, A, C, and I Shares are 1.40%, 1.40%, 2.15%, and 1.15%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Nasdaq Composite Index is an unmanaged indicator of stock market performance. The Lipper Equity Income Fund Average includes the 30 largest equity funds in this category tracked by Lipper, Inc. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(e)	S&P 500 Index and Nasdaq Composite Index since inception performance is as of December 31, 1991.

The Gabelli Equity Income Fund

Schedule of Investments — June 30, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 98.6%
	Aerospace — 3.3%
88,000	Exelis Inc.	$1,213,520
2,000	Lockheed Martin Corp.	216,920
10,000	Raytheon Co.	661,200
300,000	Rockwell Automation Inc.	24,942,000
2,000	Rockwell Collins Inc.	126,820
1,625,000	Rolls-Royce Holdings plc	28,027,472
193,375,000	Rolls-Royce Holdings plc, CI. C†(a)	294,115
220,000	The Boeing Co.	22,536,800

		78,018,847

	Agriculture — 0.8%
120,000	Archer Daniels Midland Co.	4,069,200
150,000	Monsanto Co.	14,820,000
12,000	The Mosaic Co.	645,720

		19,534,920

	Automotive — 1.5%
1,060,000	Ford Motor Co.	16,398,200
135,000	General Motors Co.†	4,496,850
440,000	Navistar International Corp.†	12,214,400
31,000	PACCAR Inc.	1,663,460

		34,772,910

	Automotive: Parts and Accessories — 2.6%
8,000	BorgWarner Inc.†	689,200
100,000	Dana Holding Corp.	1,926,000
30,000	Federal-Mogul Corp.†	306,300
507,000	Genuine Parts Co.	39,581,490
6,000	Johnson Controls Inc.	214,740
50,000	Modine Manufacturing Co.†	544,000
133,000	O’Reilly Automotive Inc.†	14,978,460
50,000	Tenneco Inc.†	2,264,000
150,000	The Pep Boys - Manny, Moe & Jack†	1,737,000

		62,241,190

	Aviation: Parts and Services — 0.3%
61,000	Curtiss-Wright Corp.	2,260,660
74,000	GenCorp Inc.†	1,203,240
3,000	Precision Castparts Corp.	678,030
21,000	United Technologies Corp.	1,951,740

		6,093,670

	Broadcasting — 0.8%
310,000	CBS Corp., Cl. A, Voting	15,131,100
100,000	CBS Corp., Cl. B, Non-Voting	4,887,000

		20,018,100

	Building and Construction — 0.4%
245,000	Fortune Brands Home & Security Inc.	9,491,300

	Business Services — 0.7%
37,000	Automatic Data Processing Inc.	2,547,820
178,000	Diebold Inc.	5,996,820

Shares		Market Value
4,000	Landauer Inc.	$193,240
10,400	MasterCard Inc., Cl. A	5,974,800
30,000	McGraw Hill Financial Inc.	1,595,700
6,146	MSC Industrial Direct Co. Inc., Cl. A	476,069

		16,784,449

	Cable and Satellite — 0.7%
37,000	AMC Networks Inc., CI. A†	2,420,170
140,000	Cablevision Systems Corp., Cl. A	2,354,800
10,000	DIRECTV†	616,200
180,000	DISH Network Corp., Cl. A	7,653,600
16,000	EchoStar Corp., CI. A†	625,760
58,000	Scripps Networks Interactive Inc., Cl. A	3,872,080

		17,542,610

	Communications Equipment — 0.5%
15,000	Cisco Systems Inc.	364,650
880,000	Corning Inc.	12,522,400

		12,887,050

	Computer Hardware — 1.7%
235,000	Hewlett-Packard Co.	5,828,000
183,000	International Business Machines Corp.	34,973,130

		40,801,130

	Computer Software and Services — 1.4%
25,000	eBay Inc.†	1,293,000
380,000	EMC Corp.	8,975,600
122,000	Fidelity National Information Services Inc.	5,226,480
365,000	Microsoft Corp.	12,603,450
210,000	Yahoo! Inc.†	5,273,100

		33,371,630

	Consumer Products — 4.4%
45,000	Altria Group Inc.	1,574,550
295,000	Avon Products Inc.	6,203,850
16,000	Compagnie Financiere Richemont SA, Cl. A	1,415,277
78,000	Energizer Holdings Inc.	7,839,780
5,000	Hanesbrands Inc.	257,100
184,000	Harman International Industries Inc.	9,972,800
2,500	National Presto Industries Inc.	180,075
50,000	Philip Morris International Inc.	4,331,000
105,000	Reckitt Benckiser Group plc	7,422,888
25,500	Svenska Cellulosa AB, Cl. A	640,342
1,240,000	Swedish Match AB	44,026,185
230,000	The Procter & Gamble Co	17,707,700
81,000	Unilever NV - NY Shares	3,184,110

		104,755,657

	Consumer Services — 0.3%
100,000	Rollins Inc.	2,590,000
120,000	The ADT Corp.	4,782,000

		7,372,000

See accompanying notes to schedule of investments.

2

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial — 3.9%
4,000	Acuity Brands Inc.	$302,080
4,000	Alstom SA	130,997
104,000	Crane Co.	6,231,680
115,000	Eaton Corp. plc	7,568,150
1,500,000	General Electric Co.	34,785,000
235,000	Honeywell International Inc.	18,644,900
50,000	ITT Corp.	1,470,500
30,000	Jardine Matheson Holdings Ltd.	1,815,000
172,000	Jardine Strategic Holdings Ltd.	6,243,600
46,000	Pentair Ltd.	2,653,740
120,000	Textron Inc.	3,126,000
50,000	Toray Industries Inc.	323,654
20,000	Trinity Industries Inc.	768,800
305,000	Tyco International Ltd.	10,049,750

		94,113,851

	Electronics — 1.3%
100,000	Emerson Electric Co.	5,454,000
450,000	Intel Corp.	10,899,000
70,000	LSI Corp.†	499,800
85,000	TE Connectivity Ltd.	3,870,900
320,000	Texas Instruments Inc.	11,158,400

		31,882,100

	Energy and Utilities: Electric — 0.9%
60,000	American Electric Power Co. Inc.	2,686,800
10,000	DTE Energy Co.	670,100
90,000	El Paso Electric Co.	3,177,900
1,200,000	GenOn Energy Inc., Escrow†	0
110,000	Great Plains Energy Inc.	2,479,400
100,000	Korea Electric Power Corp., ADR†	1,131,000
170,000	Northeast Utilities	7,143,400
245,000	The AES Corp.	2,937,550
13,333	UIL Holdings Corp.	509,987

		20,736,137

	Energy and Utilities: Integrated — 3.0%
430,000	BP plc, ADR	17,948,200
160,000	CONSOL Energy Inc.	4,336,000
100,000	Dominion Resources Inc.	5,682,000
110,000	Duke Energy Corp.	7,425,000
29,000	Eni SpA	595,658
48,000	FirstEnergy Corp.	1,792,320
120,000	Hess Corp.	7,978,800
13,069	Iberdrola SA, ADR	266,346
25,000	Integrys Energy Group Inc.	1,463,250
116,000	NextEra Energy Inc.	9,451,680
69,000	OGE Energy Corp.	4,705,800
118,000	PNM Resources Inc.	2,618,420
6,000	Public Service Enterprise Group Inc.	195,960
30,000	Suncor Energy Inc., New York	884,700

Shares			Market Value
17,000		Suncor Energy Inc., Toronto	$501,093
50,000		TECO Energy Inc.	859,500
135,000		Westar Energy Inc.	4,314,600

			71,019,327

		Energy and Utilities: Natural Gas — 1.9%
10,000		AGL Resources Inc.	428,600
8,000		Atmos Energy Corp.	328,480
250,000		Kinder Morgan Inc.	9,537,500
310,000		National Fuel Gas Co.	17,964,500
143,000		ONEOK Inc.	5,907,330
24,000		Piedmont Natural Gas Co. Inc.	809,760
74,000		Southwest Gas Corp.	3,462,460
195,000		Spectra Energy Corp.	6,719,700

			45,158,330

		Energy and Utilities: Oil — 4.3%
202,000		Anadarko Petroleum Corp.	17,357,860
45,000		Canadian Oil Sands Ltd.	833,080
5,000	(b)	Canadian Oil Sands Trust†	92,564
188,000		Chevron Corp.	22,247,920
180,000		ConocoPhillips	10,890,000
22,000		Denbury Resources Inc.†	381,040
58,000		Devon Energy Corp.	3,009,040
151,000		Exxon Mobil Corp.	13,642,850
40,000		Marathon Oil Corp.	1,383,200
20,000		Marathon Petroleum Corp.	1,421,200
1,800		Niko Resources Ltd.	14,685
100,000		Occidental Petroleum Corp.	8,923,000
4,000		PetroChina Co. Ltd., ADR	442,680
58,000		Phillips 66	3,416,780
36,000		Repsol SA, ADR	761,760
120,000		Royal Dutch Shell plc, Cl. A, ADR	7,656,000
40,000		Statoil ASA	825,109
80,000		Statoil ASA, ADR	1,655,200
305,000		Talisman Energy Inc.	3,486,150
17,518		Total SA, ADR	853,127
80,000		Transocean Ltd.	3,836,000
40,000		WesternZagros Resources Ltd.†	48,683

			103,177,928

		Energy and Utilities: Services — 2.0%
30,000		ABB Ltd., ADR	649,800
52,000		Cameron International Corp.†	3,180,320
350,000		Halliburton Co.	14,602,000
46,070		Lufkin Industries Inc.	4,075,813
94,000		Oceaneering International Inc.	6,786,800
40,000		Schlumberger Ltd.	2,866,400
1,100,000		Weatherford International Ltd.†	15,070,000

			47,231,133

		Energy and Utilities: Water — 0.1%
36,000		Aqua America Inc.	1,126,440

See accompanying notes to schedule of investments.

3

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Water (Continued)
10,500	Severn Trent plc	$265,742

		1,392,182

	Entertainment — 1.5%
130,000	Grupo Televisa SAB, ADR	3,229,200
35,500	The Madison Square Garden Co., Cl. A†	2,103,375
117,000	Time Warner Inc.	6,764,940
306,000	Viacom Inc., Cl. A	20,942,640
205,000	Vivendi SA	3,882,475

		36,922,630

	Environmental Services — 0.3%
30,000	Republic Services Inc.	1,018,200
175,000	Waste Management Inc.	7,057,750

		8,075,950

	Equipment and Supplies — 1.1%
36,000	A.O. Smith Corp.	1,306,080
28,000	Danaher Corp.	1,772,400
220,000	Flowserve Corp.	11,882,200
20,000	Graco Inc.	1,264,200
12,000	Ingersoll-Rand plc	666,240
25,000	Minerals Technologies Inc.	1,033,500
90,000	Mueller Industries Inc.	4,538,700
16,000	Parker Hannifin Corp.	1,526,400
80,000	Tenaris SA, ADR	3,221,600

		27,211,320

	Financial Services — 14.5%
6,579	Alleghany Corp.†	2,521,796
332,000	AllianceBernstein Holding LP	6,912,240
383,000	American Express Co.	28,633,080
530,000	American International Group Inc.†	23,691,000
27,489	Argo Group International Holdings Ltd.	1,165,259
22,000	Banco Popular Espanol SA†	67,438
5,195	Banco Santander Chile, ADR	127,018
160,000	Banco Santander SA, ADR	1,035,200
320,000	Bank of America Corp.	4,115,200
12,156	BNP Paribas SA	664,161
500,000	Citigroup Inc.	23,985,000
24,000	Deutsche Bank AG	1,006,800
78,000	Dundee Corp., Cl. A†	1,570,828
35,000	Eaton Vance Corp.	1,315,650
125,000	Energy Transfer Equity LP	7,477,500
125,000	Federated Investors Inc., Cl. B	3,426,250
33,672	Fidelity Southern Corp.†	416,523
270,000	H&R Block Inc.	7,492,500
15,000	Hartford Financial Services Group Inc.	463,800
60,000	Hudson City Bancorp Inc.	549,600
55,000	Interactive Brokers Group Inc., Cl. A	878,350
210,000	Janus Capital Group Inc.	1,787,100
278,000	JPMorgan Chase & Co.	14,675,620

Shares		Market Value
82,758	Julius Baer Group Ltd.	$3,232,166
40,000	Kemper Corp.	1,370,000
90,100	Kinnevik Investment AB, Cl. A	2,317,629
19,000	Kinnevik Investment AB, Cl. B	487,034
473,000	Legg Mason Inc.	14,667,730
19,000	Leucadia National Corp.	498,180
180,000	Loews Corp.	7,992,000
159,000	M&T Bank Corp.	17,768,250
365,000	Marsh & McLennan Companies Inc.	14,570,800
350,000	Morgan Stanley	8,550,500
220,000	Northern Trust Corp.	12,738,000
28,000	Och-Ziff Capital Management Group LLC, Cl. A	292,320
40,000	Oritani Financial Corp.	627,200
45,000	Popular Inc.†	1,364,850
500	Raiffeisen Bank International AG	14,578
48,000	Royal Bank of Canada	2,798,880
391,000	SLM Corp.	8,938,260
170,000	State Street Corp.	11,085,700
250,000	Sterling Bancorp.	2,905,000
12,000	SunTrust Banks Inc.	378,840
79,000	T. Rowe Price Group Inc.	5,778,850
120,000	TD Ameritrade Holding Corp.	2,914,800
1,040,000	The Bank of New York Mellon Corp.	29,172,000
3,000	The Dun & Bradstreet Corp.	292,350
15,000	The Goldman Sachs Group Inc.	2,268,750
106,000	The PNC Financial Services Group Inc.	7,729,520
27,000	The Travelers Companies Inc.	2,157,840
160,000	Waddell & Reed Financial Inc., Cl. A	6,960,000
920,000	Wells Fargo & Co.	37,968,400
90,000	WR Berkley Corp.	3,677,400
410,000	Wright Investors’ Service Holdings Inc.†	840,500

		346,336,240

	Food and Beverage — 13.0%
30,000	Anheuser-Busch InBev NV	2,670,580
267,000	Beam Inc.	16,850,370
194,392	Brown-Forman Corp., Cl. A	13,152,563
20,250	Brown-Forman Corp., Cl. B	1,367,887
215,000	Campbell Soup Co.	9,629,850
40,000	Coca-Cola Amatil Ltd., ADR	932,800
20,000	Coca-Cola Enterprises Inc.	703,200
13,600	Coca-Cola Femsa SAB de CV, ADR	1,907,944
18,500	Consetellation Brands Inc., Cl. A†	964,220
5,500	Crimson Wine Group Ltd.†	46,832
1,000,000	D.E Master Blenders 1753 NV†	16,010,205
136,389	Danone SA	10,236,365
500,000	Davide Campari - Milano SpA	3,621,821
260,000	Dean Foods Co.†	2,605,200
1,000	Diageo plc	28,594
93,000	Diageo plc, ADR	10,690,350
103,000	Dr Pepper Snapple Group Inc.	4,730,790

See accompanying notes to schedule of investments.

4

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
133,500	Fomento Economico Mexicano SAB de CV, ADR	$13,775,865
275,000	General Mills Inc.	13,345,750
3,000,000	Grupo Bimbo SAB de CV, Cl. A	9,099,013
140,000	Heineken NV	8,920,157
15,000	Heineken NV, ADR	477,750
240,004	Hillshire Brands Co.	7,939,332
245,000	ITO EN Ltd.	5,671,708
40,000	Kellogg Co.	2,569,200
320,000	Kraft Foods Group Inc.	17,878,400
24,000	McCormick & Co. Inc., Non-Voting	1,688,640
1,020,000	Mondelez International Inc., Cl. A	29,100,600
102,000	Nestlé SA	6,689,852
50,000	Nestlé SA, ADR	3,289,000
130,000	NISSIN FOODS HOLDINGS CO. LTD.	5,262,654
4,200,000	Parmalat SpA	13,120,558
120,053	PepsiCo Inc.	9,819,135
43,500	Pernod-Ricard SA	4,823,582
10,000	Post Holdings Inc.†	436,600
52,700	Remy Cointreau SA	5,591,992
20,000	SABMiller plc	958,965
200,000	Sapporo Holdings Ltd.	734,019
982,000	The Coca-Cola Co.	39,388,020
2,000	The Hershey Co.	178,560
89,654	Tootsie Roll Industries Inc.	2,849,204
72,000	Tyson Foods Inc., Cl. A	1,848,960
66,415	Whitewave Foods Co., Cl. A†	1,079,244
94,588	Whitewave Foods Co., Cl. B†	1,437,738
155,000	Yakult Honsha Co. Ltd.	6,423,170

		310,547,239

	Health Care — 12.9%
24,000	Abbott Laboratories	837,120
20,000	AbbVie Inc.	826,800
41,000	Actavis Inc.†	5,175,020
43,324	Aetna Inc.	2,752,807
146,000	Baxter International Inc.	10,113,420
156,000	Becton, Dickinson and Co.	15,417,480
23,500	Bio-Rad Laboratories Inc., Cl. A†	2,636,700
810,000	Boston Scientific Corp.†	7,508,700
650,000	Bristol-Myers Squibb Co.	29,048,500
295,000	Covidien plc	18,537,800
449,000	Eli Lilly & Co.	22,054,880
11,000	Express Scripts Holding Co.†	678,590
14,076	GlaxoSmithKline plc, ADR	703,378
22,000	Henry Schein Inc.†	2,106,500
235,000	Hospira Inc.†	9,002,850
320,000	Johnson & Johnson	27,475,200
23,000	Laboratory Corp. of America Holdings†	2,302,300
30,000	Life Technologies Corp.†	2,220,300
114,000	Mead Johnson Nutrition Co.	9,032,220

Shares		Market Value
30,000	Medtronic Inc.	$1,544,100
510,000	Merck & Co. Inc.	23,689,500
279,000	Novartis AG, ADR	19,728,090
200,000	Patterson Companies Inc.	7,520,000
1,275,000	Pfizer Inc.	35,712,750
68,000	Roche Holding AG, ADR	4,206,820
40,000	Roche Holding AG, Genusschein	9,951,829
51,000	St. Jude Medical Inc.	2,327,130
260,000	Tenet Healthcare Corp.†	11,986,000
240,000	UnitedHealth Group Inc.	15,715,200
18,000	William Demant Holding A/S†	1,488,665
60,000	Wright Medical Group Inc.†	1,572,600
54,000	Zimmer Holdings Inc.	4,046,760
15,000	Zoetis Inc.	463,350

		308,383,359

	Hotels and Gaming — 1.1%
90,000	International Game Technology	1,503,900
2,004,352	Ladbrokes plc	6,094,026
164,000	Las Vegas Sands Corp.	8,680,520
80,000	MGM Resorts International†	1,182,400
26,000	Ryman Hospitality Properties Inc.	1,014,260
80,000	Starwood Hotels & Resorts Worldwide Inc.	5,055,200
14,500	Wynn Resorts Ltd.	1,856,000

		25,386,306

	Machinery — 1.3%
6,000	Caterpillar Inc.	494,940
318,000	Deere & Co.	25,837,500
140,000	Xylem Inc.	3,771,600

		30,104,040

	Metals and Mining — 1.2%
755,000	Alcoa Inc.	5,904,100
10,000	Carpenter Technology Corp.	450,700
350,000	Freeport-McMoRan Copper & Gold Inc.	9,663,500
330,000	Newmont Mining Corp.	9,883,500
205,300	Peabody Energy Corp.	3,005,592
2,000	Royal Gold Inc.	84,160
6,615	Teck Resources Ltd., Cl. B	141,332

		29,132,884

	Paper and Forest Products — 0.2%
80,000	International Paper Co.	3,544,800

	Publishing — 0.0%
6,016	News Corp., Cl. B	197,445
1,000	The Washington Post Co., Cl. B	483,770
2,700	Value Line Inc.	22,950

		704,165

	Real Estate — 0.1%
78,000	Dream Unlimited Corp., Cl. A†	845,488

See accompanying notes to schedule of investments.

5

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Real Estate (Continued)
10,000	Griffin Land & Nurseries Inc.	$285,200

		1,130,688

	Real Estate Investment Trusts — 0.7%
70,000	Plum Creek Timber Co. Inc.	3,266,900
9,000	Rayonier Inc.	498,510
460,000	Weyerhaeuser Co.	13,105,400

		16,870,810

	Retail — 7.5%
40,266	Copart Inc.†	1,240,193
218,000	Costco Wholesale Corp.	24,104,260
575,000	CVS Caremark Corp.	32,878,500
113,800	Ingles Markets Inc., Cl. A	2,873,450
215,000	J.C. Penney Co. Inc.†	3,672,200
500,000	Macy’s Inc.	24,000,000
223,017	Safeway Inc.	5,276,582
214	Sears Canada Inc.	2,226
500	Sears Holdings Corp.†	21,040
109	Sears Hometown and Outlet Stores Inc.†	4,765
90,000	Seven & i Holdings Co. Ltd.	3,289,474
25,000	SUPERVALU Inc.†	155,500
510,000	The Home Depot Inc.	39,509,700
83,000	Tractor Supply Co.	9,761,630
125,000	Walgreen Co.	5,525,000
230,000	Wal-Mart Stores Inc.	17,132,700
10,000	Weis Markets Inc.	450,700
200,000	Whole Foods Market Inc.	10,296,000

		180,193,920

	Specialty Chemicals — 1.8%
43,000	Albemarle Corp.	2,678,470
42,000	Ashland Inc.	3,507,000
124,000	E. I. du Pont de Nemours and Co.	6,510,000
295,000	Ferro Corp.†	2,050,250
8,000	FMC Corp.	488,480
50,000	H.B. Fuller Co.	1,890,500
224,000	International Flavors & Fragrances Inc.	16,835,840
3,100	NewMarket Corp.	813,936
5,000	Quaker Chemical Corp.	310,050
3,000	Rockwood Holdings Inc.	192,090
40,000	Sensient Technologies Corp.	1,618,800
165,000	The Dow Chemical Co.	5,308,050
4,000	Zep Inc.	63,320

		42,266,786

	Telecommunications — 3.3%
360,000	AT&T Inc.	12,744,000
515,000	BCE Inc.	21,125,300
50,000	Belgacom SA	1,121,691
4,495	Bell Aliant Inc.(c)	121,280
50,000	BT Group plc, Cl. A	235,140

Shares		Market Value
16,000	BT Group plc, ADR	$751,840
570,000	Cincinnati Bell Inc.†	1,744,200
435,000	Deutsche Telekom AG, ADR	5,072,100
26,000	France Telecom SA, ADR	245,700
36,000	Loral Space & Communications Inc.	2,159,280
800,000	Sprint Nextel Corp.†	5,616,000
30,010	Telefonica SA, ADR†	384,428
340,000	Telekom Austria AG	2,152,605
390,000	Telephone & Data Systems Inc.	9,613,500
24,000	TELUS Corp.	700,580
30,000	TELUS Corp., New York	875,700
295,000	Verizon Communications Inc.	14,850,300

		79,513,644

	Transportation — 0.3%
171,000	GATX Corp.	8,110,530

	Wireless Communications — 1.0%
2,206,200	Cable & Wireless Communications plc	1,374,094
8,000	Millicom International Cellular SA	578,720
36,000	Millicom International Cellular SA, SDR	2,593,400
2,400	NTT DoCoMo Inc.	3,728,978
80,000	Turkcell Iletisim Hizmetleri A/S, ADR†	1,149,600
32,000	United States Cellular Corp.	1,174,080
440,000	Vodafone Group plc, ADR	12,645,600

		23,244,472

	TOTAL COMMON STOCKS	2,356,076,234

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Communications Equipment — 0.0%
1,100	Lucent Technologies Capital Trust I, 7.750% Cv. Pfd.	1,050,500

	Food and Beverage — 0.0%
1,000	Post Holdings Inc., 3.750% Cv. Pfd.(c)	111,460

	Telecommunications — 0.1%
31,900	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	1,403,600

	TOTAL CONVERTIBLE PREFERRED STOCKS	2,565,560

	RIGHTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
30,000	Federal-Mogul Corp., expire 07/09/13†	5,100

	Health Care — 0.0%
270,000	Sanofi, CVR, expire 12/31/20†	521,100

	TOTAL RIGHTS	526,200

See accompanying notes to schedule of investments.

6

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Market Value
	WARRANTS — 0.1%
	Energy and Utilities: Natural Gas — 0.1%
470,000	Kinder Morgan Inc., expire 05/25/17†	$2,406,400

Principal Amount
	CORPORATE BONDS — 0.3%
	Diversified Industrial — 0.3%
$6,500,000	Griffon Corp., Sub. Deb. Cv., 4.000%, 01/15/17(c)	6,942,812

	Energy and Utilities: Electric — 0.0%
100,000	Texas Competitive Electric Holdings Co. LLC, Ser. B, 10.250%, 11/01/15	10,000

	TOTAL CORPORATE BONDS	6,952,812

	U.S. GOVERNMENT OBLIGATIONS — 0.9%
21,206,000	U.S. Treasury Bills, 0.020% to 0.090%††, 08/08/13 to 12/19/13	21,202,000

	TOTAL INVESTMENTS — 100.0% (Cost $1,603,582,035)	$2,389,729,206

Market Value

Aggregate tax cost	$1,613,511,421

Gross unrealized appreciation	$830,742,108
Gross unrealized depreciation	(54,524,323)

Net unrealized appreciation/depreciation	$776,217,785

(a)

At June 30, 2013, the Fund held an investment in a restricted and illiquid security amounting to $294,115 or 0.01% of total investments, which was valued under methods approved by the Board of Directors, as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/13 Carrying Value Per Share
193,375,000	Rolls-Royce Holdings plc, Cl. C	04/24/13	$ 295,585	$0.0015

(b)	Denoted in units.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the market value of Rule 144A securities amounted to $7,175,552 or 0.30% of total investments.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

7

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

8

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Valuation Inputs			Total Market Value at 6/30/13
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$ 77,724,732	—	$294,115	$ 78,018,847
Energy and Utilities: Electric	20,736,137	—	0	20,736,137
Other Industries (a)	2,257,321,250	—	—	2,257,321,250
Total Common Stocks	2,355,782,119	—	294,115	2,356,076,234
Convertible Preferred Stocks:
Food and Beverage	—	$ 111,460	—	111,460
Other Industries (a)	2,454,100	—	—	2,454,100
Total Convertible Preferred Stocks	2,454,100	111,460	—	2,565,560
Rights (a)	526,200	—	—	526,200
Warrants (a)	2,406,400	—	—	2,406,400
Corporate Bonds (a)	—	6,952,812	—	6,952,812
U.S. Government Obligations	—	21,202,000	—	21,202,000
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,361,168,819	$28,266,272	$294,115	$2,389,729,206

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the period ended June 30, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation.  Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in

9

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At June 30, 2013, the Fund held no investments in equity contract for difference swap agreements.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains

10

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities.  The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities.  The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30, 2013, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At September 30, 2012, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

Capital Loss Carryforward Available through 2018	$63,699,245
Capital Loss Carryforward Available through 2019	8,243,283

Total Capital Loss Carryforwards	$71,942,528

11

GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1976 and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and an Honorary Doctorate Degree from Roger Williams University in Rhode Island.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. © 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, Inc.

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President, Secretary, and

Acting Chief Compliance

Officer

Agnes Mullady

Treasurer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Overall Morningstar Rating ™

Morningstar® rated The Gabelli Equity Income Fund Class AAA Shares 4 stars overall, 3 stars for the three year period, 4 stars for the five year period, and 5 stars for the ten year period ended June 30, 2013 among 1,381, 1,381, 1,254, and 774 Large Blend funds, respectively. Morningstar Rating™ is based on risk-adjusted returns.

GAB444Q213QR

The Gabelli Small Cap Growth Fund

Third Quarter Report — June 30, 2013

Morningstar® rated The Gabelli Small Cap Growth Fund Class AAA Shares 5 stars overall, 4 stars for the three year period, and 5 stars for the five and ten year periods ended June 30, 2013 among 621, 621, 548, and 339 Small Blend funds, respectively.

Morningstar RatingTM is based on risk-adjusted returns.

Mario J. Gabelli, CFA Portfolio Manager

To Our Shareholders,

For the quarter ended June 30, 2013, the net asset value (“NAV”) per Class AAA Share of The Gabelli Small Cap Growth Fund increased 2.7% compared with an increase of 3.1% for the Russell 2000 Index. See below for additional performance information.

Enclosed is the schedule of investments as of June 30, 2013.

Comparative Results

Average Annual Returns through June 30, 2013 (a)(b) (Unaudited)					Since
	Quarter	1 Year	5 Year	10 Year	Inception (10/22/91)
Class AAA (GABSX)	2.73%	29.80%	10.52%	11.72%	13.09%
Russell 2000 Index	3.08	24.21	8.77	9.53	9.53
Class A (GCASX)	2.73	29.84	10.53	11.72	13.09
With sales charge (c)	(3.18)	22.38	9.22	11.06	12.78
Class C (GCCSX)	2.54	28.84	9.71	10.94	12.73
With contingent deferred sales charge (d)	1.54	27.84	9.71	10.94	12.73
Class I (GACIX)	2.80	30.16	10.81	11.88	13.17

In the current prospectus dated January 28, 2013, the expense ratios for Class AAA, A, C, and I Shares are 1.41%, 1.41%, 2.16%, and 1.16%, respectively. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, and the Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. Investing in small capitalization securities involves special risks because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. The Russell 2000 Index is an unmanaged indicator which measures the performance of the small-cap segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Small Cap Growth Fund

Schedule of Investments — June 30, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 89.4%
	Aerospace — 0.0%
25,000	Embraer SA, ADR	$922,250
15,000	Exelis Inc.	206,850
12,500	Innovative Solutions & Support Inc.	80,000

		1,209,100

	Agriculture — 0.0%
329,975	Black Earth Farming Ltd., SDR†	344,436
12,000	Cadiz Inc.†	55,200
260,000	Ceres Inc.†	813,800
3,000	The Mosaic Co.	161,430

		1,374,866

	Automotive — 0.5%
440,000	Navistar International Corp.†	12,214,400
12,000	PACCAR Inc.	643,920

		12,858,320

	Automotive: Parts and Accessories — 5.9%
129,500	BorgWarner Inc.†	11,156,425
890,000	Brembo SpA	15,882,514
90,022	China Automotive Systems Inc.†	463,613
1,000,015	Dana Holding Corp.	19,260,289
605,045	Federal-Mogul Corp.†	6,177,509
660,000	Modine Manufacturing Co.†	7,180,800
22,500	Monro Muffler Brake Inc.	1,081,125
435,000	O’Reilly Automotive Inc.†	48,989,700
100,000	Penske Automotive Group Inc.	3,054,000
36,000	Puradyn Filter Technologies Inc.†	5,544
195,000	SORL Auto Parts Inc.†	507,000
80,375	Spartan Motors Inc.	491,895
252,000	Standard Motor Products Inc.	8,653,680
207,000	Strattec Security Corp.(a)	7,733,520
370,000	Superior Industries International Inc.	6,367,700
510,000	Tenneco Inc.†	23,092,800
520,061	The Pep Boys - Manny, Moe & Jack†	6,022,306
27,000	Thor Industries Inc.	1,327,860
70,000	Wonder Auto Technology Inc.†	31,500

		167,479,780

	Aviation: Parts and Services — 3.5%
25,000	AAR Corp.	549,500
10,000	Astronics Corp.†	408,700
5,812	Astronics Corp., Cl. B†	236,258
2,500	Barnes Group Inc.	74,975
5,000,000	BBA Aviation plc.	21,301,031
520,000	Curtiss-Wright Corp.	19,271,200
44,000	Ducommun Inc.†	935,440
1,225,095	GenCorp Inc.†	19,920,045
831,900	Kaman Corp.	28,750,464
85,000	Moog Inc., Cl. A†	4,380,050
16,100	Moog Inc., Cl. B†	834,463
68,000	Woodward Inc.	2,720,000

		99,382,126

Shares		Market Value
	Broadcasting — 1.1%
520,836	Acme Communications Inc.	$33,854
229,853	Beasley Broadcast Group Inc., Cl. A	1,926,168
23,300	Cogeco Inc.	930,493
398,165	Crown Media Holdings Inc., Cl. A†	983,468
310,000	Gray Television Inc.†	2,232,000
43,000	Gray Television Inc., Cl. A†	302,290
87,000	Liberty Media Corp., Cl. A†	11,028,120
110,000	Pandora Media Inc.†	2,024,000
551,600	Salem Communications Corp., Cl. A	4,131,484
175,000	Sinclair Broadcast Group Inc., Cl. A	5,141,500
450,000	Sirius XM Radio Inc.	1,507,500

		30,240,877

	Building and Construction — 3.6%
55,000	Beazer Homes USA Inc.†	963,600
295,000	D.R. Horton Inc.	6,277,600
750,000	Hovnanian Enterprises Inc., Cl. A†	4,207,500
200,000	KB Home	3,926,000
460,000	Layne Christensen Co.†	8,974,600
115,000	Lennar Corp., Cl. A	4,144,600
300,009	Lennar Corp., Cl. B	8,505,255
600,000	Louisiana-Pacific Corp.†	8,874,000
170,000	MDC Holdings Inc.	5,526,700
155,000	Meritage Homes Corp.†	6,720,800
12,500	Nortek Inc.†	805,375
2,800	NVR Inc.†	2,581,600
345,000	PulteGroup Inc.†	6,544,650
200,000	Standard Pacific Corp.†	1,666,000
143,015	Texas Industries Inc.†	9,315,997
255,000	The Ryland Group Inc.	10,225,500
380,000	Toll Brothers Inc.†	12,399,400

		101,659,177

	Business Services — 5.1%
40,000	ACCO Brands Corp.†	254,400
100,033	Arbitron Inc.	4,646,533
115,000	Ascent Capital Group Inc., Cl. A†	8,978,050
510,006	Clear Channel Outdoor Holdings Inc., Cl. A†	3,804,645
416,000	Diebold Inc.	14,015,040
550,000	Edgewater Technology Inc.†(a)	2,343,000
380,000	Furmanite Corp.†	2,542,200
110,000	GP Strategies Corp.†	2,620,200
35,589	GSE Systems Inc.†	53,739
750,000	Intermec Inc.†	7,372,500
355,000	Internap Network Services Corp.†	2,935,850
22,000	Lamar Advertising Co., Cl. A†	954,800
16,500	Landauer Inc.	797,115
1,135,000	Live Nation Entertainment Inc.†	17,592,500
275,000	Loomis AB, Cl. B	5,279,708
197,000	Macquarie Infrastructure Co. LLC	10,529,650
97,000	McGrath RentCorp	3,313,520
125,000	ModusLink Global Solutions Inc.†	397,500

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
10,000	Sealed Air Corp.	$239,500
120,000	Sohgo Security Services Co. Ltd.	2,171,809
149,000	Stamps.com Inc.†	5,869,110
560,000	Swisher Hygiene Inc.†	484,549
405,007	The Brink’s Co.	10,331,729
1,910,000	The Interpublic Group of Companies Inc.	27,790,500
25,000	Tiger Media Inc.†	23,000
33,050	TransAct Technologies Inc.	270,019
10,107,500	Trans-Lux Corp.†(a)	2,021,500
60,000	United Rentals Inc.†	2,994,600
84,000	ValueClick Inc.†	2,073,120

		142,700,386

	Cable — 1.7%
180,000	AMC Networks Inc., Cl. A†	11,773,800
538,968	Cablevision Systems Corp., Cl. A	9,065,442
10,000	Cogeco Cable Inc.	427,023
232,000	DIRECTV†	14,295,840
50,000	DISH Network Corp., Cl. A	2,126,000
36,000	EchoStar Corp., Cl. A†	1,407,960
8,800	Liberty Global plc, Cl. A†	651,904
8,800	Liberty Global plc, Cl. C†	597,432
457,188	LIN TV Corp., Cl. A†	6,994,976

		47,340,377

	Closed-End Business Development Company — 0.1%
115,000	MVC Capital Inc.	1,447,850

	Closed-End Funds — 0.2%
105,435	The Central Europe, Russia, and Turkey Fund Inc.	3,144,072
34,905	The European Equity Fund Inc.	249,920
58,212	The New Germany Fund Inc.	1,023,367

		4,417,359

	Communications Equipment — 0.1%
145,171	Communications Systems Inc.	1,396,545
500	IPG Photonics Corp.	30,365
295,000	Sycamore Networks Inc.	147,500

		1,574,410

	Computer Software and Services — 2.2%
150,000	Activision Blizzard Inc.	2,139,000
320,000	EarthLink Inc.	1,987,200
125,000	Electronic Arts Inc.†	2,871,250
135,000	Emulex Corp.†	880,200
420,000	FalconStor Software Inc.†	575,400
460,020	Global Sources Ltd.†	3,086,734
48,877	Guidance Software Inc.†	427,185
40,000	InterXion Holding NV†	1,045,200
60,000	Mentor Graphics Corp.	1,173,000
22,000	Mercury Systems Inc.†	202,840
20,187	MKS Instruments Inc.	535,763
440,000	NCR Corp.†	14,515,600

Shares		Market Value
65,000	Quantum Corp.†	$89,050
100,000	Rockwell Automation Inc.	8,314,000
54,000	Stratasys Ltd.†	4,521,960
300,000	Tyler Technologies Inc.†	20,565,000

		62,929,382

	Consumer Products — 1.5%
270,000	1-800-FLOWERS.COM Inc., Cl. A†	1,671,300
55,000	Brunswick Corp.	1,757,250
33,500	Chofu Seisakusho Co. Ltd.	724,516
58,500	Church & Dwight Co. Inc.	3,610,035
12,000	Elizabeth Arden Inc.†	540,840
2,000	Harley-Davidson Inc.	109,640
25,012	Harman International Industries Inc.	1,355,650
400,004	Marine Products Corp.	3,208,032
10,000	National Presto Industries Inc.	720,300
447,000	Sally Beauty Holdings Inc.†	13,901,700
100,000	Samick Musical Instruments Co. Ltd.†	115,144
6,500	Steven Madden Ltd.†	314,470
235,000	Stewart Enterprises Inc., Cl. A.	3,076,150
150,000	Swedish Match AB	5,325,748
87,425	Syratech Corp.†	262
24,000	The Scotts Miracle-Gro Co., Cl. A	1,159,440
22,000	WD-40 Co.	1,198,560
55,000	Wolverine World Wide Inc.	3,003,550

		41,792,587

	Consumer Services — 1.3%
52,000	Bowlin Travel Centers Inc.†	69,940
2,750	Collectors Universe Inc.	36,438
20,000	IAC/InterActiveCorp.	951,200
270,017	KAR Auction Services Inc.	6,175,289
100,000	Liberty Interactive Corp., Cl. A†	2,301,000
18,726	Liberty Ventures, Cl. A†	1,591,897
190,000	Martha Stewart Living Omnimedia Inc., Cl. A†	457,900
6,000	Outerwall Inc.†	352,020
600,000	Rollins Inc.	15,540,000
70,000	The ADT Corp.	2,789,500
460,000	TiVo Inc.†	5,083,000

		35,348,184

	Diversified Industrial — 6.6%
29,000	Acuity Brands Inc.	2,190,080
30,000	Aegion Corp.†	675,300
114,000	Albany International Corp., Cl. A	3,759,720
205,000	Ampco-Pittsburgh Corp.	3,847,850
6,000	Anixter International Inc.†	454,860
3,000	Columbus McKinnon Corp.†	63,960
397,000	Crane Co.	23,788,240
3,000	ESCO Technologies Inc.	97,140
17,000	Foster Wheeler AG†	369,070
60,000	Gardner Denver Inc.	4,510,800
74,000	Greif Inc., Cl. A	3,897,580
117,970	Greif Inc., Cl. B	6,613,398

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
1,232,000	Griffon Corp.	$13,860,000
375,000	Handy & Harman Ltd.†	6,705,000
14,000	Haynes International Inc.	670,180
190,000	Jardine Strategic Holdings Ltd.	6,897,000
400,000	Katy Industries Inc.†(a)	284,200
87,500	Kaydon Corp.	2,410,625
30,000	Key Technology Inc.†	429,900
1,000	L.B. Foster Co., Cl. A	43,170
33,000	Lawson Products Inc.	423,720
97,000	Lincoln Electric Holdings Inc.	5,555,190
72,000	Lindsay Corp.	5,398,560
40,083	Lydall Inc.†	585,212
82,000	Magnetek Inc.†	1,478,460
32,000	Matthews International Corp., Cl. A	1,206,400
470,123	Myers Industries Inc.	7,056,546
138,000	Oil-Dri Corp. of America	3,790,860
124,000	Olin Corp.	2,966,080
303,000	Park-Ohio Holdings Corp.†	9,992,940
19,000	Pentair Ltd.	1,096,110
87,000	Precision Castparts Corp.	19,662,870
62,000	Raven Industries Inc.	1,858,760
32,000	Roper Industries Inc.	3,975,040
260,033	Sevcon Inc.†(a)	1,167,548
96,000	Sonoco Products Co.	3,318,720
117,000	Standex International Corp.	6,171,750
387,000	Textron Inc.	10,081,350
388,000	Tredegar Corp.	9,971,600
85,000	Trinity Industries Inc.	3,267,400
147,000	Tyco International Ltd.	4,843,650

		185,436,839

	Educational Services — 0.2%
60,000	Career Education Corp.†	174,000
445,000	Corinthian Colleges Inc.†	996,800
440,000	Universal Technical Institute Inc.	4,545,200

		5,716,000

	Electronics — 1.5%
98,000	Badger Meter Inc.	4,365,900
248,948	Bel Fuse Inc., Cl. A(a)	3,452,909
20,000	CSR plc, ADR	650,000
560,000	CTS Corp.	7,638,400
317,800	Cypress Semiconductor Corp.	3,409,994
40,000	Daktronics Inc.	410,400
110,000	Gentex Corp.	2,535,500
118,000	Greatbatch Inc.†	3,869,220
20,000	IMAX Corp.†	497,200
70,000	KEMET Corp.†	287,700
110,000	Methode Electronics Inc.	1,871,100
10,000	MOCON Inc.	135,500
310,000	Park Electrochemical Corp.	7,443,100
12,000	Pulse Electronics Corp.†	31,440

Shares		Market Value
118,000	Rofin-Sinar Technologies Inc.†	$2,942,920
185,000	Stoneridge Inc.†	2,153,400
109,000	Zygo Corp.†	1,723,290

		43,417,973

	Energy and Utilities — 5.7%
373,000	Black Hills Corp.	18,183,750
70,000	Black Ridge Oil and Gas Inc.†	46,200
100,000	Callon Petroleum Co.†	337,000
35,000	Chesapeake Utilities Corp.	1,802,150
7,000	Clean Energy Fuels Corp.†	92,400
42,000	CMS Energy Corp.	1,141,140
23,000	Connecticut Water Service Inc.	660,100
5,000	Consolidated Water Co. Ltd.	57,150
155,000	Covanta Holding Corp.	3,103,100
13,000	Dawson Geophysical Co.†	479,180
408,089	El Paso Electric Co.	14,409,623
70,000	Energy Recovery Inc.†	289,100
20,000	Gamesa Corporacion Tecnologica SA	108,817
190,000	Great Plains Energy Inc.	4,282,600
103,000	Hawaiian Electric Industries Inc.	2,606,930
70,000	Key Energy Services Inc.†	416,500
45,000	Middlesex Water Co.	896,400
65,000	National Fuel Gas Co.	3,766,750
200,000	North Atlantic Drilling Ltd.	1,695,655
100,000	NorthWestern Corp.	3,990,000
80,000	Oceaneering International Inc.	5,776,000
229,000	Otter Tail Corp.	6,503,600
12,000	Patterson-UTI Energy Inc.	232,260
1,190,000	PNM Resources Inc.	26,406,100
132,000	Rowan Companies plc, Cl. A†	4,497,240
2,370,129	RPC Inc.	32,731,481
146,000	SJW Corp.	3,825,200
185,000	Southwest Gas Corp.	8,656,150
330,000	SunEdison Inc.†	2,696,100
45,000	Tesoro Corp.	2,354,400
37,063	The Laclede Group Inc.	1,692,297
46,000	The York Water Co.	875,380
15,000	Vestas Wind Systems A/S†	213,085
220,000	Westar Energy Inc.	7,031,200

		161,855,038

	Entertainment — 1.6%
90,000	Carmike Cinemas Inc.†	1,742,400
30,000	Discovery Communications Inc., Cl. A†	2,316,300
30,000	Discovery Communications Inc., Cl. C†	2,089,800
347,850	Dover Motorsports Inc.	751,356
250,000	Fisher Communications Inc.	10,270,000
32,000	International Speedway Corp., Cl. A	1,007,040
6,200	International Speedway Corp., Cl. B	190,433
7,000	Rovi Corp.†	159,880
90,000	Starz, Cl. A†	1,989,000
360,000	Take-Two Interactive Software Inc.†	5,389,200

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
270,000	The Madison Square Garden Co., Cl. A†	$15,997,500
180,000	Universal Entertainment Corp.	3,177,858
22,000	World Wrestling Entertainment Inc., Cl. A	226,820

		45,307,587

	Environmental Services — 0.5%
400,000	Republic Services Inc.	13,576,000

	Equipment and Supplies — 8.8%
44,000	A.O. Smith Corp.	1,596,320
539,000	AMETEK Inc.	22,799,700
10,000	AZZ Inc.	385,600
18,000	Belden Inc.	898,740
52,000	Capstone Turbine Corp.†	60,840
550,000	CIRCOR International Inc.	27,973,000
225,000	CLARCOR Inc.	11,747,250
330,000	Core Molding Technologies Inc.†	2,943,600
167,000	Crown Holdings Inc.†	6,868,710
4,000	Danaher Corp.	253,200
180,000	Donaldson Co. Inc.	6,418,800
220,000	Entegris Inc.†	2,065,800
750,000	Federal Signal Corp.†	6,562,500
288,000	Flowserve Corp.	15,554,880
310,000	Franklin Electric Co. Inc.	10,431,500
222,000	Gerber Scientific Inc., Escrow†	2,220
190,042	Graco Inc.	12,012,555
1,140,000	GrafTech International Ltd.†	8,299,200
100,000	IDEX Corp.	5,381,000
520,000	Interpump Group SpA	4,636,451
52,000	Itron Inc.†	2,206,360
10,500	Jarden Corp.†	459,375
40,000	Littelfuse Inc.	2,984,400
250,000	Lufkin Industries Inc.	22,117,500
55,000	Maezawa Kyuso Industries Co. Ltd.	684,866
82,000	Met-Pro Corp.	1,102,080
6,000	Mine Safety Appliances Co.	279,300
23,000	Minerals Technologies Inc.	950,820
129,402	Mueller Industries Inc.	6,525,743
240,000	Mueller Water Products Inc., Cl. A	1,658,400
10,000	Plantronics Inc.	439,200
2,000	Regal-Beloit Corp.	129,680
93,032	SL Industries Inc.	2,333,243
5,000	Teleflex Inc.	387,450
300,000	Tennant Co.	14,481,000
665,000	The Gorman-Rupp Co.	21,173,600
185,052	The Greenbrier Companies Inc.†	4,509,717
260,052	The L.S. Starrett Co., Cl. A	2,657,731
100,000	The Manitowoc Co. Inc.	1,791,000
25,200	The Middleby Corp.†	4,286,268
24,400	The Toro Co.	1,108,004
8,000	Valmont Industries Inc.	1,144,720

Shares		Market Value
126,505	Vicor Corp.†	$866,559
7,875	Watsco Inc., Cl. B	665,871
155,000	Watts Water Technologies Inc., Cl. A	7,027,700

		248,862,453

	Financial Services — 4.4%
10,500	Alleghany Corp.†	4,024,755
24,200	Argo Group International Holdings Ltd.	1,025,838
305,000	BBCN Bancorp Inc.	4,337,100
10,121	BCB Holdings Ltd.†	3,002
118,000	BKF Capital Group Inc.†	127,440
5,000	Blackhawk Network Holdings Inc.†	116,000
15,000	Calamos Asset Management Inc., Cl. A	157,500
12,500	Capitol Federal Financial Inc.	151,750
22,000	Crazy Woman Creek Bancorp Inc.†	237,600
205,000	Energy Transfer Equity LP	12,263,100
9,109	Fidelity Southern Corp.†	112,678
280,000	First Niagara Financial Group Inc.	2,819,600
65,000	FirstMerit Corp.	1,301,950
275,000	Flushing Financial Corp.	4,523,750
170,000	Fortress Investment Group LLC, Cl. A	1,115,200
1,100,000	GAM Holding AG	16,886,348
53,000	Hudson Valley Holding Corp.	899,940
1,070,000	Janus Capital Group Inc.	9,105,700
750,072	KKR & Co. LP	14,746,416
180,000	Legg Mason Inc.	5,581,800
3,105	Leucadia National Corp.	81,413
21,000	M&T Bank Corp.	2,346,750
2,000	Manning & Napier Inc.	35,520
60,024	Medallion Financial Corp.	834,934
250,000	Och-Ziff Capital Management Group LLC, Cl. A	2,610,000
165,000	Oritani Financial Corp.	2,587,200
32,000	PrivateBancorp Inc.	678,720
198,700	Steel Excel Inc.†	5,762,300
264,000	Sterling Bancorp	3,067,680
36,000	Stifel Financial Corp.†	1,284,120
425,020	SWS Group Inc.†	2,316,359
10,000	T. Rowe Price Group Inc.	731,500
150,000	The Charles Schwab Corp.	3,184,500
10,000	Universal American Corp.	88,900
4,500	Value Line Inc.	38,250
410,000	Waddell & Reed Financial Inc., Cl. A	17,835,000
10,121	Waterloo Investment Holdings Ltd.†	616
572,600	Wright Investors’ Service Holdings Inc.†	1,173,830

		124,195,059

	Food and Beverage — 7.6%
400	Annie’s Inc.†	17,096
580,000	Arca Continental SAB de CV	4,445,751
565,000	Boulder Brands Inc.†	6,808,250
57,150	Brown-Forman Corp., Cl. A	3,866,769
7,500	Brown-Forman Corp., Cl. B	506,625
200,000	Bull-Dog Sauce Co. Ltd.	354,910

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
5,100,000	China Tontine Wines Group Ltd.†	$259,733
20,000	Copeinca ASA	220,600
106,948	Crimson Wine Group Ltd.†	910,662
1,050,000	Davide Campari - Milano SpA	7,605,824
300,000	Dean Foods Co.†	3,006,000
365,400	Denny’s Corp.†	2,053,548
265,400	Diamond Foods Inc.†	5,507,050
326,000	Dr Pepper Snapple Group Inc.	14,973,180
3,500,000	Dynasty Fine Wines Group Ltd.†	649,815
55,000	Farmer Brothers Co.†	773,300
511,500	Flowers Foods Inc.	11,278,575
35,000	Green Mountain Coffee Roasters Inc.†	2,627,100
214,000	Ingredion Inc.	14,042,680
160,000	ITO EN Ltd.	3,703,973
23,500	J & J Snack Foods Corp.	1,828,300
1,325,000	Kikkoman Corp.	22,043,255
250,000	Lifeway Foods Inc.	4,340,000
3,000	MEIJI Holdings Co. Ltd.	144,132
70,000	MGP Ingredients Inc.	417,200
450,000	Morinaga Milk Industry Co. Ltd.	1,315,789
85,000	NISSIN FOODS HOLDINGS CO. LTD.	3,440,966
30,000	Nutrisystem Inc.	353,400
4,000,000	Parmalat SpA	12,495,770
30,000	Post Holdings Inc.†	1,309,800
162,000	Rock Field Co. Ltd.	3,065,880
585,636	Snyders-Lance Inc.	16,637,919
44,000	The Boston Beer Co. Inc., Cl. A†	7,508,160
311,000	The Hain Celestial Group Inc.†	20,205,670
66,000	The J.M. Smucker Co.	6,807,900
700,000	Tingyi (Cayman Islands) Holding Corp.	1,823,093
307,970	Tootsie Roll Industries Inc.	9,787,287
90,000	United Natural Foods Inc.†	4,859,100
6,000	Vina Concha Y Toro SA, ADR	233,760
1,200,000	Vitasoy International Holdings Ltd.	1,449,707
76,633	WhiteWave Foods Co., Cl. A†	1,245,286
109,140	WhiteWave Foods Co., Cl. B†	1,658,928
20,000	Willamette Valley Vineyards Inc.†	89,400
153,000	Yakult Honsha Co. Ltd.	6,340,290

		213,012,433

	Health Care — 4.9%
30,000	Alere Inc.†	735,000
37,000	Align Technology Inc.†	1,370,480
100,000	Allergan Inc.	8,424,000
120,000	AngioDynamics Inc.†	1,353,600
8,000	Anika Therapeutics Inc.†	136,000
162,200	ArthroCare Corp.†	5,600,766
46,230	Biolase Inc.†	165,503
12,099	Bio-Rad Laboratories Inc., Cl. A†	1,357,508
88,000	Bio-Reference Laboratories Inc.†	2,530,000
18,000	Bruker Corp.†	290,700

Shares		Market Value
146,004	Cantel Medical Corp.	$4,945,155
222,000	Cepheid Inc.†	7,641,240
184,000	Chemed Corp.	13,327,120
65,000	CONMED Corp.	2,030,600
400,000	Cutera Inc.†	3,520,000
117,893	Cynosure Inc., Cl. A†	3,062,860
96,000	DexCom Inc.†	2,155,200
28,000	DGT Holdings Corp.†	369,040
210,024	Exactech Inc.†	4,147,974
520,000	Gentiva Health Services Inc.†	5,179,200
43,000	Henry Schein Inc.†	4,117,250
7,000	Heska Corp.	48,230
43,000	ICU Medical Inc.†	3,098,580
100,000	Lexicon Pharmaceuticals Inc.†	217,000
42,000	Life Technologies Corp.†	3,108,420
205,000	MAKO Surgical Corp.†	2,470,250
29,000	Meridian Bioscience Inc.	623,500
40,000	MWI Veterinary Supply Inc.†	4,929,600
8,000	Neogen Corp.†	444,480
50,000	Nordion Inc.	370,000
40,000	NuVasive Inc.†	991,600
105,000	Opko Health Inc.†	745,500
70,000	Orthofix International NV†	1,883,000
45,000	Owens & Minor Inc.	1,522,350
290,000	Pain Therapeutics Inc.	640,900
15,000	Patterson Companies Inc.	564,000
636,000	Quidel Corp.†	16,237,080
10,000	Rhoen Klinikum AG.	230,651
224,000	Rochester Medical Corp.†	3,299,520
210,000	RTI Biologics Inc.†	789,600
950,000	Sorin SpA†	2,411,293
54,084	STERIS Corp.	2,319,122
2,300	Straumann Holding AG	345,286
3,000	Stryker Corp.	194,040
14,000	Syneron Medical Ltd.†	121,800
6,500	Techne Corp.	449,020
35,000	The Cooper Companies Inc.	4,166,750
46,500	United-Guardian Inc.	1,134,600
75,000	Vascular Solutions Inc.†	1,103,250
390,000	Wright Medical Group Inc.†	10,221,900

		137,140,518

	Home Furnishings — 0.3%
145,000	Bassett Furniture Industries Inc.	2,251,850
42,500	Bed Bath & Beyond Inc.†	3,013,250
78,802	Blyth Inc.	1,100,076
149,000	La-Z-Boy Inc.	3,020,230

		9,385,406

	Hotels and Gaming — 2.9%
355,000	Boyd Gaming Corp.†	4,011,500
110,000	Canterbury Park Holding Corp.	1,078,000
228,037	Churchill Downs Inc.	17,980,717

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
135,000	Dover Downs Gaming & Entertainment Inc.	$209,250
400,000	Genting Singapore plc	416,568
18,000	Home Inns & Hotels Management Inc., ADR†	480,780
87,000	Lakes Entertainment Inc.†	306,240
174,000	Las Vegas Sands Corp.	9,209,820
2,000,000	Mandarin Oriental International Ltd.	3,230,000
100,000	Morgans Hotel Group Co.†	806,000
172,000	Orient-Express Hotels Ltd., Cl. A†	2,091,520
85,000	Penn National Gaming Inc.†	4,493,100
400,000	Pinnacle Entertainment Inc.†	7,868,000
452,682	Ryman Hospitality Properties Inc.	17,659,125
2,600,000	The Hongkong & Shanghai Hotels Ltd.	4,223,799
340,340	The Marcus Corp.	4,329,125
24,000	Wynn Resorts Ltd.	3,072,000

		81,465,544

	Machinery — 1.3%
185,059	Astec Industries Inc.	6,345,673
439,000	CNH Global NV	18,288,740
22,000	Global Power Equipment Group Inc.	354,640
69,000	Kennametal Inc.	2,679,270
6,000	Nordson Corp.	415,860
136,000	Twin Disc Inc.	3,223,200
110,000	Zebra Technologies Corp., Cl. A†	4,778,400

		36,085,783

	Manufactured Housing and Recreational Vehicles — 0.3%
82,000	Cavco Industries Inc.†	4,136,900
15,000	Drew Industries Inc.	589,800
42,000	Nobility Homes Inc.†	296,100
12,000	Polaris Industries Inc.	1,140,000
221,014	Skyline Corp.†	868,585
58,000	Winnebago Industries Inc.†	1,217,420

		8,248,805

	Metals and Mining — 0.6%
52,003	Barrick Gold Corp.	818,527
245,000	Century Aluminum Co.†	2,273,600
16,200	First Quantum Minerals Ltd.	240,297
17,000	Ivanplats Ltd., Cl. A†	24,731
140,000	Kinross Gold Corp.	714,000
200,000	Lynas Corp Ltd.†	68,591
348,000	Materion Corp.	9,427,320
89,000	Molycorp Inc.†	551,800
52,100	Stillwater Mining Co.†	559,554
125,000	Turquoise Hill Resources Ltd.†	741,250
15,000	Yamana Gold Inc.	142,650

		15,562,320

	Paper and Forest Products — 0.1%
20,000	Schweitzer-Mauduit International Inc.	997,600
223,500	Wausau Paper Corp.	2,547,900

		3,545,500

Shares		Market Value
	Publishing — 1.6%
65,000	Belo Corp., Cl. A	$906,750
72,000	Cambium Learning Group Inc.†	89,280
1,290,000	Il Sole 24 Ore SpA†	822,768
12,000	John Wiley & Sons Inc., Cl. B	483,660
1,095,000	Journal Communications Inc., Cl. A†	8,201,550
1,620,000	Media General Inc., Cl. A†(a)	17,868,600
34,000	Meredith Corp.	1,621,800
260,000	News Corp., Cl. A	8,476,000
405,000	The E.W. Scripps Co., Cl. A†	6,309,900

		44,780,308

	Real Estate — 1.3%
21,320	Capital Properties Inc., Cl. A	163,098
15,000	Capital Properties Inc., Cl. B†	114,750
156,000	Cohen & Steers Inc.	5,300,880
201,600	Griffin Land & Nurseries Inc.	5,749,632
8,400	Gyrodyne Co. of America Inc.	600,600
105,000	Morguard Corp.	10,907,340
75,091	Tejon Ranch Co.†	2,139,343
595,000	The St. Joe Co.†	12,524,750

		37,500,393

	Retail — 6.0%
270,000	Aaron’s Inc.†	7,562,700
200,000	AutoNation Inc.†	8,678,000
56,000	Barnes & Noble Inc.†	893,760
18,000	Best Buy Co. Inc.	491,940
178,000	Big 5 Sporting Goods Corp.	3,907,100
23,100	Biglari Holdings Inc.†	9,480,240
353,000	Casey’s General Stores Inc.	21,236,480
80,000	Coldwater Creek Inc.†	200,000
82,000	Copart Inc.†	2,525,600
1,000	Cracker Barrel Old Country Store Inc.	94,660
84,000	CST Brands Inc.†	2,588,040
75,000	Dominion Diamond Corp.†	1,059,750
2,500	Dunkin’ Brands Group Inc.	107,050
2,000	GNC Holdings Inc., Cl. A	88,420
110,000	HSN Inc.	5,909,200
662,551	Ingles Markets Inc., Cl. A(a)	16,729,413
40,000	J.C. Penney Co. Inc.†	683,200
380,000	Krispy Kreme Doughnuts Inc.†	6,631,000
180,000	Macy’s Inc.	8,640,000
58,000	Movado Group Inc.	1,962,140
155,000	Nathan’s Famous Inc.†	8,098,750
500,000	Pier 1 Imports Inc.	11,745,000
45,000	Regis Corp.	738,900
300,000	Rush Enterprises Inc., Cl. B†	6,456,000
330,000	The Bon-Ton Stores Inc.	5,956,500
380,000	The Cheesecake Factory Inc.	15,918,200
165,000	The Wendy’s Co.	961,950
147,000	Tractor Supply Co.	17,288,670
36,000	Village Super Market Inc., Cl. A	1,191,240

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares			Market Value
		COMMON STOCKS (Continued)
		Retail (Continued)
2,000		Vitamin Shoppe, Inc.†	$89,680
55,000		Weis Markets Inc.	2,478,850

			170,392,433

		Specialty Chemicals — 3.9%
52,000		A. Schulman Inc.	1,394,640
19,000		Airgas Inc.	1,813,740
80,000		Albemarle Corp.	4,983,200
69,000		Ashland Inc.	5,761,500
335,000		Chemtura Corp.†	6,800,500
12,000		Cytec Industries Inc.	879,000
2,300,000		Ferro Corp.†	15,985,000
315,000		H.B. Fuller Co.	11,910,150
12,000		Hawkins Inc.	472,680
1,264,000		Huntsman Corp.	20,931,840
80,000		Material Sciences Corp.†	804,800
27,500		NewMarket Corp.	7,220,400
300,000		OMNOVA Solutions Inc.†	2,403,000
70,000		Penford Corp.†	937,300
13,000		Quaker Chemical Corp.	806,130
100,000		Rockwood Holdings Inc.	6,403,000
255,000		Sensient Technologies Corp.	10,319,850
600,000		Zep Inc.	9,498,000

			109,324,730

		Telecommunications — 1.5%
53,000		Atlantic Tele-Network Inc.	2,631,980
2,000,000		Cincinnati Bell Inc.†	6,120,000
6,795		Community Service Communications Inc.	5,572
110,000		HickoryTech Corp.	1,169,300
6,000		IDT Corp., Cl. B	112,140
200,000		Ixia†	3,680,000
33,000		Loral Space & Communications Inc.	1,979,340
129,000		New ULM Telecom Inc.	793,350
10,000		Primus Telecommunications Group Inc.	119,400
115,000		Rogers Communications Inc., Cl. B	4,508,000
116,005		Shenandoah Telecommunications Co.	1,934,963
1,500,000		Sprint Nextel Corp.†	10,530,000
37,584		Verizon Communications Inc.	1,891,979
815,000		VimpelCom Ltd., ADR	8,198,900

			43,674,924

		Transportation — 0.9%
474,000		GATX Corp.	22,481,820
2,000	(b)	Irish Continental Group plc	58,053
200		Navigator Holdings Ltd.†	9,450
133,000		Providence and Worcester Railroad Co.	2,041,550

			24,590,873

		Wireless Communications — 0.1%
2,000,000		Cable & Wireless Communications plc	1,245,665

Shares		Market Value
25,000	Millicom International Cellular SA, SDR	$1,800,972

		3,046,637

	TOTAL COMMON STOCKS	2,517,878,337

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
48,000	Jungheinrich AG	2,142,087

	RIGHTS — 0.1%
	Automotive: Parts and Accessories — 0.0%
615,045	Federal-Mogul Corp., expire 07/09/13†	104,558

	Health Care — 0.1%
850,000	Sanofi, CVR, expire 12/31/20†	1,640,500

	TOTAL RIGHTS	1,745,058

	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
4,531	Federal-Mogul Corp., expire 12/27/14†	45

	Business Services — 0.0%
2,000,000	Trans-Lux, expire 07/31/13(a)(c)(d)	5,018

	TOTAL WARRANTS	5,063

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.0%
	Hotels and Gaming — 0.0%
$ 400,000	Ryman Hospitality Properties Inc., Cv., 3.750%, 10/01/14(c)	715,000

	CORPORATE BONDS — 0.0%
	Real Estate — 0.0%
65,376	Capital Properties Inc., 5.000%, 12/31/22	65,376

	U.S. GOVERNMENT OBLIGATIONS — 10.4%
294,463,000	U.S. Treasury Bills, 0.020% to 0.120%††,
	07/05/13 to 12/26/13	294,417,366

	TOTAL INVESTMENTS — 100.0% (Cost $1,673,313,275)	$2,816,968,287

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Market Value
Aggregate tax cost	$1,681,697,491

Gross unrealized appreciation	$1,211,580,489
Gross unrealized depreciation	(76,309,693)

Net unrealized appreciation/depreciation	$1,135,270,796

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)	Denoted in units.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the market value of Rule 144A securities amounted to $720,018 or 0.03% of total investments.

(d)	Illiquid security.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Consumer Products	$41,792,325	$ 262	—	$41,792,587
Equipment and Supplies	248,860,233	—	$ 2,220	248,862,453
Financial Services	124,194,443	—	616	124,195,059
Food and Beverage	212,362,618	—	649,815	213,012,433
Real Estate	37,385,643	114,750	—	37,500,393
Transportation	24,581,423	—	9,450	24,590,873
Other Industries (a)	1,827,924,539	—	—	1,827,924,539

Total Common Stocks	2,517,101,224	115,012	662,101	2,517,878,337

Preferred Stocks (a)	2,142,087	—	—	2,142,087
Rights (a)	1,745,058	—	—	1,745,058
Warrants:
Automotive: Parts and Accessories	45	—	—	45
Business Services	—	5,018	—	5,018

Total Warrants	45	5,018	—	5,063

Convertible Corporate Bonds (a)	—	715,000	—	715,000
Corporate Bonds (a)	—	—	65,376	65,376
U.S. Government Obligations	—	294,417,366	—	294,417,366

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,520,988,414	$295,252,396	$727,477	$2,816,968,287

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the period ended June 30, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on investments on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2013, the Fund held no investments in futures contracts.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. At June 30, 2013, the Fund held no investments in forward foreign exchange contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30, 2013, refer to the Schedule of Investments.

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1976 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and an Honorary Doctorate Degree from Roger Williams University in Rhode Island.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. © 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, Inc.

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President, Secretary, and

Acting Chief Compliance

Officer

Agnes Mullady

Treasurer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Overall Morningstar Rating TM

Morningstar® rated The Gabelli Small Cap Growth Fund Class AAA Shares 5 stars overall, 4 stars for the three year period, and 5 stars for the five and ten year periods ended June 30, 2013 among 621, 621, 548, and 339 Small Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

GAB443Q213QR

The Gabelli Focus Five Fund

Third Quarter Report — June 30, 2013

To Our Shareholders,

For the quarter ended June 30, 2013, the net asset value (“NAV”) per Class AAA Share of The Gabelli Focus Five Fund increased 3.3% compared with an increase of 2.9% for the Standard & Poor’s (“S&P”) 500 Index. See below for additional performance information.

Enclosed is the schedule of investments of June 30, 2013.

Comparative Results

Average Annual Returns through June 30, 2013 (a)(b) (Unaudited)
	Quarter(c)	1 Year(c)	5 Year	10 Year	Since January 1, 2012(c)	Since Inception (12/31/02)
Class AAA (GWSVX)	3.26%	33.15%	9.65%	9.94%	27.81%	9.46%
S&P 500 Index	2.91	20.60	7.01	7.30	20.36(d)	8.08
Class A (GWSAX)	3.23	33.15	9.66	9.98	27.84	9.49
With sales charge (e)	(2.71)	25.49	8.33	9.31	22.87	8.86
Class C (GWSCX)	3.14	32.17	8.85	9.17	26.92	8.70
With contingent deferred sales charge (f)	2.14	31.17	8.85	9.17	26.92	8.70
Class I (GWSIX)	3.29	33.41	9.93	10.10	28.16	9.61

In the current prospectus dated January 28, 2013, the gross expense ratios for Class AAA, A, C, and I Shares are 2.41%, 2.41%, 3.16%, and 2.16%, respectively, and the net expense ratios after contractual reimbursements by Gabelli Funds, LLC (the “Adviser”) in place through January 31, 2014 are 1.70%, 1.70%, 2.45%, and 1.45%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for  Class A and C Shares is 5.75% and 1.00%, respectively.

(a)   Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. Current performance may be lower or higher than the performance data presented. Visit  www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should  be read carefully before investing. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class I  Shares on January 11, 2008. The actual performance of Class I Shares would have been higher due to lower expenses associated to this class of  shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b) The Fund’s fiscal year ends September 30.
(c) On January 1, 2012, the Fund changed its investment strategy to the current investment strategy.
(d) S&P 500 Index performance is as of December 31, 2011.
(e) Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(f) Assuming payment of the maximum 1% contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Focus Five Fund

Schedule of Investments — June 30, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 83.8%
	Automotive — 4.8%
380,000	General Motors Co.†	$12,657,800

	Automotive: Parts and Accessories — 2.5%
80,800	Dana Holding Corp.	1,556,208
126,600	Penske Automotive Group Inc.	3,866,364
27,200	Tenneco Inc.†	1,231,616

		6,654,188

	Business Services — 0.6%
65,000	The Brink’s Co.	1,658,150

	Cable and Satellite — 10.8%
180,000	DIRECTV†	11,091,600
150,000	EchoStar Corp., Cl. A†	5,866,500
165,000	Liberty Global plc, Cl. C†	11,201,850

		28,159,950

	Computer Software and Services — 11.8%
270,000	Blucora Inc.†	5,005,800
580,500	Guidance Software Inc.†	5,073,570
1,271,572	Internap Network Services Corp.†	10,515,900
728,772	RealD Inc.†	10,129,931

		30,725,201

	Consumer Services — 4.0%
265,000	The ADT Corp.	10,560,250

	Diversified Industrial — 4.5%
133,547	Haynes International Inc.	6,392,895
165,000	Tyco International Ltd.	5,436,750

		11,829,645

	Energy and Utilities — 7.3%
178,900	CONSOL Energy Inc.	4,848,190
50,000	National Fuel Gas Co.	2,897,500
820,000	Weatherford International Ltd.†	11,234,000

		18,979,690

	Equipment and Supplies — 0.8%
3,200	Gerber Scientific Inc., Escrow†	32
35,000	Timken Co.	1,969,800

		1,969,832

	Financial Services — 3.7%
208,400	CIT Group Inc.†	9,717,692

	Food and Beverage — 7.9%
70,000	Boulder Brands Inc.†	843,500
215,000	D.E Master Blenders 1753 NV†	3,442,194
223,000	Hillshire Brands Co.	7,376,840
430,412	Inventure Foods Inc.†	3,598,244
57,413	Snyders-Lance Inc.	1,631,103
35,000	The J.M. Smucker Co.	3,610,250

		20,502,131

Shares			Market Value
	Health Care — 4.7%
112,079	Endo Health Solutions Inc.†		$4,123,386
95,000	Express Scripts Holding Co.†		5,860,550
1,083,791	Lexicon Pharmaceuticals Inc.†		2,351,826

			12,335,762

	Machinery — 5.6%
280,000	Kennametal Inc.		10,872,400
135,000	Xylem Inc.		3,636,900

			14,509,300

	Retail — 12.6%
265,000	GNC Holdings Inc., Cl. A		11,715,650
260,000	Outerwall Inc.†		15,254,200
298,200	Titan Machinery Inc.†		5,853,666

			32,823,516

	Specialty Chemicals — 2.2%
285,000	Chemtura Corp.†		5,785,500

	TOTAL COMMON STOCKS		218,868,607

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 16.2%
$42,234,000	U.S. Treasury Bills, 0.040% to 0.120%††, 07/25/13 to 12/19/13(a)		42,228,277

	TOTAL INVESTMENTS — 100.0% (Cost $241,638,305)		$261,096,884

	Aggregate tax cost		$241,767,654

	Gross unrealized appreciation		21,508,165
	Gross unrealized depreciation		(2,178,935)

	Net unrealized appreciation/depreciation		$19,329,230

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (b) — (0.4)%
	Call Options Written — (0.2)%
300	Boulder Brands Inc.	Sep. 13/12.50	$32,250
600	Dana Holding Corp.	Sep. 13/20	46,500
250	DIRECTV	Sep. 13/62.50	73,250
50	DIRECTV	Sep. 13/65	9,400
200	Endo Health Solutions Inc.	Jul. 13/40	6,000
450	General Motors Co.	Jul. 13/33	51,300
300	GNC Holdings Inc., Cl. A	Jul. 13/47.50	10,500
100	Outerwall Inc.	Jul. 13/65	3,000
272	Tenneco Inc.	Oct. 13/44	112,880

See accompanying notes to schedule of investments.

2

The Gabelli Focus Five Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (b) (Continued)
	Call Options Written (Continued)
200	Timken Co.	Jul. 13/60	$4,000

	TOTAL CALL OPTIONS WRITTEN (Premiums received $449,552)		349,080

	Put Options Written — (0.2)%
2,500	Cablevision Systems Corp.	Sep. 13/13	50,000
850	Chemtura Corp.	Sep. 13/20	97,750
800	CONSOL Energy Inc.	Jul. 13/30	246,000
50	DIRECTV	Aug. 13/55	3,250
250	General Motors Co.	Sep. 13/30	17,125
500	GNC Holdings Inc.	Aug. 13/42.50	77,500
500	National Fuel Gas Co.	Jan. 14/50	72,500
300	The ADT Corp.	Jul. 13/40	33,750
100	The J.M. Smucker Co.	Jul. 13/95	1,750

	TOTAL PUT OPTIONS WRITTEN (Premiums received $526,487)		599,625

	TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received $976,039)		$948,705

	Aggregate premiums		$(976,039)

	Gross unrealized appreciation		$247,660
	Gross unrealized depreciation		(220,326)

	}Net unrealized appreciation/depreciation		$27,334

(a)	At June 30, 2013, $7,860,000 of the principal amount was pledged as collateral for options written.
(b)	At June 30, 2013, the Fund had entered into over-the-counter Option Contracts Written with Pershing LLC.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

3

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined the Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

4

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Equipment and Supplies	$1,969,800	—	$32	$ 1,969,832
Other Industries (a)	216,898,775	—	—	216,898,775

Total Common Stocks	218,868,575	—	32	218,868,607

U.S. Government Obligations	—	$42,228,277	—	42,228,277

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$218,868,575	$42,228,277	$32	$261,096,884

INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	—	$ (349,080)	—	$ (349,080)
Put Options Written	—	(599,625)	—	(599,625)

TOTAL INVESTMENTS IN SECURITIES - LIABILITIES	—	$ (948,705)	—	$ (948,705)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the period ended June 30, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation.  Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

5

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options.  The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security

6

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited) (Continued)

above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at June 30, 2013 are reflected within the Schedule of Investments.

Foreign Currency Translations.  The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities.  The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

7

Gabelli Equity Series Funds, Inc.

THE GABELLI FOCUS FIVE FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, Inc.

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President, Secretary, and

Acting Chief Compliance

Officer

Agnes Mullady

Treasurer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Focus Five Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB840Q213QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Equity Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	8/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	8/28/13

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	8/28/13

* Print the name and title of each signing officer under his or her signature.